IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2025
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 30: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended
January 31 October 31 January 31
2025 2024 2024
As at Average High Low Average Average
Interest rate risk $ 18.4 $ 12.4 $ 19.3 $ 5.3 $ 11.6 $ 17.8
Credit spread risk 19.6 19.8 27.4 16.3 33.8 29.4
Equity risk 8.5 8.3 10.2 6.6 7.3 7.2
Foreign exchange risk 4.9 4.1 6.1 2.4 2.8 2.4
Commodity risk 15.0 6.0 15.0 3.8 5.6 3.7
Idiosyncratic debt specific risk 22.1 19.6 22.9 15.4 20.0 20.9
Diversification effect 1 (59.0) (41.8) n/m 2 n/m (46.0) (51.2)
Total Value-at-Risk (one-day) 29.5 28.4 35.9 20.9 35.1 30.2
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 31: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024 January 31, 2024
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada
U.S.

Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (639) $ (1,934) $ (2,573) $ 134 $ 463 $ 597 $ (2,489) $ 720 $ (2,136) $ 969

100 bps decrease in rates
503 1,553 2,056 (178) (611) (789) 1,914 (983) 1,722 (1,152)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
TABLE 32: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
Encumbered

Unencumbered

liquid assets

transactions liquid assets
liquid assets

liquid assets 1
January 31, 2025

Cash and central bank reserves $ 34,810 $ – $ 34,810 $ 1,054 $ 33,756
Canadian government obligations 22,513 84,494 107,007 51,305 55,702
National Housing Act Mortgage-Backed
Securities (NHA MBS) 40,826 95 40,921 2,345 38,576
Obligations of provincial governments, public sector entities and multilateral development banks 43,209 25,346 68,555 34,365 34,190
Corporate issuer obligations 5,567 6,710 12,277 7,318 4,959
Equities 15,734 6,726 22,460 18,793 3,667
Total Canadian dollar-denominated 162,659 123,371 286,030 115,180 170,850
Cash and central bank reserves 98,210 – 98,210 254 97,956
U.S. government obligations 82,345 72,642 154,987 64,916 90,071
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations 76,218 14,871 91,089 29,407 61,682
Obligations of other sovereigns, public sector entities
and multilateral development banks 65,813 47,473 113,286 50,672 62,614
Corporate issuer obligations 71,884 16,673 88,557 28,188 60,369
Equities 58,195 40,775 98,970 60,943 38,027
Total non-Canadian dollar-denominated 452,665 192,434 645,099 234,380 410,719
Total $ 615,324 $ 315,805 $ 931,129 $ 349,560 $ 581,569
October 31, 2024

Total Canadian dollar

-denominated
$
163,269
$
117,083 $ 280,352 $ 110,064 $ 170,288
Total non-Canadian

dollar-denominated
470,820 172,185 643,005 238,336 404,669
Total $
634,089
$
289,268 $ 923,357 $ 348,400 $ 574,957
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 33: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

January 31 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 230,536 $ 227,435
Bank subsidiaries 322,798 314,306
Foreign branches 28,235 33,216
Total $ 581,569 $ 574,957

Summary of Deposit Funding
TABLE 41: SUMMARY OF DEPOSIT FUNDING
(millions of Canadian dollars)
As at

January 31 October 31
2025 2024
P&C deposits – Canadian $ 572,347 $ 566,329
P&C deposits – U.S.
1
450,820 433,406
Total $ 1,023,167 $ 999,735
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual

obligations have an impact on the Bank’s short-term

and long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 44: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
January 31, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,552 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,552
Interest-bearing deposits with banks 134,675 23 – – – – – – 1,742 136,440
Trading loans, securities, and other
1
3,874 5,151 6,767 4,271 4,601 14,146 30,941 30,644 98,460 198,855
Non-trading financial assets at fair
value through profit or loss 31 180 1,582 118 – 747 1,569 710 1,873 6,810
Derivatives 9,774 9,846 6,533 3,712 4,999 12,817 19,357 16,847 – 83,885
Financial assets designated at fair
value through profit or loss 517 230 588 326 132 1,336 1,737 1,433 – 6,299
Financial assets at fair value through
other comprehensive income 2,878 4,287 8,945 8,848 4,975 5,780 26,575 42,157 4,246 108,691
Debt securities at amortized cost,
net of allowances for credit losses 1,396 4,142 6,466 4,194 5,037 25,103 86,156 123,253 (4) 255,743
Securities purchased under
reverse repurchase agreements
2
156,940 26,509 22,642 9,135 2,817 2,291 70 – 1,715 222,119
Loans
Residential mortgages

7,478 8,653 14,748 15,395 5,712 88,490 126,833 66,794 – 334,103
Consumer instalment and other personal 1,037 1,761 2,654 3,930 6,106 28,541 89,568 36,041 63,037 232,675
Credit card – – – – – – – – 41,585 41,585
Business and government

54,279 11,215 20,965 18,781 16,552 48,485 95,686 63,275 36,365 365,603
Total loans 62,794 21,629 38,367 38,106 28,370 165,516 312,087 166,110 140,987 973,966
Allowance for loan losses – – – – – – – – (8,654) (8,654)
Loans, net of allowance for loan losses 62,794 21,629 38,367 38,106 28,370 165,516 312,087 166,110 132,333 965,312
Investment in Schwab – – – – – – – – 9,242 9,242
Goodwill
3
– – – – – – – – 19,579 19,579
Other intangibles
3
– – – – – – – – 3,163 3,163
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
2 2 2 6 23 81 640 3,201 6,194 10,151
Deferred tax assets – – – – – – – – 5,072 5,072
Amounts receivable from brokers, dealers, and clients 26,086 – 32 – – – – – – 26,118
Other assets 5,157 6,182 969 397 637 324 302 158 15,397 29,523
Total assets $ 410,676 $ 78,181 $ 92,893 $ 69,113 $ 51,591 $ 228,141 $ 479,434 $ 384,513 $ 299,012 $ 2,093,554
Liabilities
Trading deposits $ 1,324 $ 2,582 $ 2,360 $ 3,722 $ 2,945 $ 4,609 $ 7,298 $ 2,358 $ – $ 27,198
Derivatives 9,519 9,620 5,674 4,291 5,208 10,051 15,276 15,378 – 75,017
Securitization liabilities at fair value 61 278 709 97 1,042 2,917 10,345 5,732 – 21,181
Financial liabilities designated at

fair value through profit or loss

46,170 50,026 50,420 45,040 18,082 666 75 – 221 210,700
Deposits
4,5
Personal 16,640 26,633 25,551 24,109 17,840 16,112 15,001 8 518,578 660,472
Banks 12,890 23 17,055 7,257 1 – 3 1 13,466 50,696
Business and government 20,415 19,054 23,636 10,086 10,346 43,681 75,062 26,934 350,104 579,318
Total deposits 49,945 45,710 66,242 41,452 28,187 59,793 90,066 26,943 882,148 1,290,486
Obligations related to securities sold short
1
3,940 2,337 1,255 832 350 7,008 14,740 14,616 1,008 46,086
Obligations related to securities sold under repurchase

agreements 2 169,636 16,544 2,460 851 455 1,246 20 – 2,644 193,856
Securitization liabilities at amortized cost – 819 433 147 721 1,514 5,021 3,997 – 12,652
Amounts payable to brokers, dealers, and clients 26,622 – – – – – – – – 26,622
Insurance contract liabilities 214 412 617 618 651 1,124 1,705 766 803 6,910
Other liabilities 11,800 11,360 7,870 1,336 1,938 1,928 1,604 5,755 6,580 50,171
Subordinated notes and debentures

– – 200 – – – – 13,471 – 13,671
Equity – – – – – – – – 119,004 119,004
Total liabilities and equity $ 319,231 $ 139,688 $ 138,240 $ 98,386 $ 59,579 $ 90,856 $ 146,150 $ 89,016 $ 1,012,408 $ 2,093,554
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 22,267 $ 25,516 $ 36,101 $ 22,451 $ 24,001 $ 56,363 $ 180,492 $ 4,794 $ 2,036 $ 374,021
Other commitments
8
116 211 250 194 365 1,018 1,625 377 38 4,194
Unconsolidated structured entity commitments 28 6 133 806 546 109 – – – 1,628
Total off-balance sheet commitments $ 22,411 $ 25,733 $ 36,484 $ 23,451 $ 24,912 $ 57,490 $ 182,117 $ 5,171 $ 2,074 $ 379,843
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 1 to 3 months’, $
10

billion in ‘over 3 to 6 months’, $
22

billion in ‘over 1 to 2 years’,
$ 33

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
633

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
TABLE 44: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.